Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	1,945	2,272
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,455	236,963
Loans	242,223	233,413
Other assets	72,912	78,296
Due to banks and customer deposits	(339,326)	(353,548)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(132,721)	(176,559)
Short-term borrowings	(18,641)	(26,116)
Long-term debt	(148,134)	(162,655)
Other liabilities	(57,637)	(63,217)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	920	807
Financial instruments (CHF million)
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Loans	20,000	20,694
Other assets	22,060	20,511
Due to banks and customer deposits	(531)	(610)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(136,483)
Short-term borrowings	(4,513)	(3,547)
Long-term debt	(65,384)	(70,366)
Other liabilities	(3,683)	(5,730)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,810	3,277
Financial instruments (CHF million)
Interest-bearing deposits with banks	615	404
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,196	157,889
Loans	20,278	21,382
Other assets	29,787	30,778
Due to banks and customer deposits	(493)	(620)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,701)	(136,396)
Short-term borrowings	(4,339)	(3,681)
Long-term debt	(66,998)	(79,475)
Other liabilities	(6,186)	(8,210)
Difference
Loans (CHF million)
Non-interest-earning loans	(2,890)	(2,470)
Financial instruments (CHF million)
Interest-bearing deposits with banks	12	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	468	784
Loans	(278)	(688)
Other assets	(7,727)	(10,267)
Due to banks and customer deposits	(38)	10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(83)	(87)
Short-term borrowings	(174)	134
Long-term debt	1,614	9,109
Other liabilities	2,503	2,480
Bank
Financial instruments (CHF million)
Cash and Due from Banks	569
Interest-bearing deposits with banks	3,719	4,193
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	183,446	236,935
Loans	227,498	219,434
Other assets	72,782	78,080
Due to banks and customer deposits	(328,264)	(344,207)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(132,721)	(176,559)
Short-term borrowings	(14,838)	(26,116)
Long-term debt	(146,997)	(161,353)
Other liabilities	(57,367)	(62,167)
Bank | Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	920	807
Financial instruments (CHF million)
Interest-bearing deposits with banks	627	405
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	158,673
Loans	20,000	20,693
Other assets	22,060	20,511
Due to banks and customer deposits	(531)	(610)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(136,483)
Short-term borrowings	(4,513)	(3,547)
Long-term debt	(64,774)	(68,036)
Other liabilities	(3,683)	(5,730)
Bank | Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,810	3,277
Financial instruments (CHF million)
Interest-bearing deposits with banks	615	404
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,196	157,889
Loans	20,278	21,381
Other assets	29,787	30,778
Due to banks and customer deposits	(493)	(620)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,701)	(136,396)
Short-term borrowings	(4,339)	(3,681)
Long-term debt	(66,434)	(77,000)
Other liabilities	(6,186)	(8,210)
Bank | Difference
Loans (CHF million)
Non-interest-earning loans	(2,890)	(2,470)
Financial instruments (CHF million)
Interest-bearing deposits with banks	12	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	468	784
Loans	(278)	(688)
Other assets	(7,727)	(10,267)
Due to banks and customer deposits	(38)	10
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(83)	(87)
Short-term borrowings	(174)	134
Long-term debt	1,660	8,964
Other liabilities	2,503	2,480